Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [text block] [Abstract]
Schedule of composition of share capital
	December 31,
	2021		2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of GBP 0.001 par value each	100,000,000	15,955,875	100,000,000	13,639,451